Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$367,394.51

Principal:
Principal Collections	$7,517,358.22
Prepayments in Full	$2,463,745.78
Liquidation Proceeds	$56,451.96
Recoveries	$50,085.28
Sub Total	$10,087,641.24
Collections	$10,455,035.75

Purchase Amounts:
Purchase Amounts Related to Principal	$116,504.58
Purchase Amounts Related to Interest	$392.38
Sub Total	$116,896.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,571,932.71

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,571,932.71
Servicing Fee	$92,185.36	$92,185.36	$0.00	$0.00	$10,479,747.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,747.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,747.35
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,747.35
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,479,747.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,479,747.35
Interest - Class B Notes	$63,235.76	$63,235.76	$0.00	$0.00	$10,416,511.59
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,416,511.59
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$10,366,525.76
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,366,525.76
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$10,303,385.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,303,385.76
Regular Principal Payment	$9,908,924.24	$9,908,924.24	$0.00	$0.00	$394,461.52
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$394,461.52
Residual Released to Depositor	$0.00	$394,461.52	$0.00	$0.00	$0.00
Total		$10,571,932.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,908,924.24
Total					$9,908,924.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,908,924.24	$209.27	$63,235.76	$1.34	$9,972,160.00	$210.61
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$9,908,924.24	$6.15	$176,361.59	$0.11	$10,085,285.83	$6.26

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$44,375,973.32	0.9371906	$34,467,049.08	0.7279208
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$107,515,973.32	0.0667772	$97,607,049.08	0.0606229

Pool Information
Weighted Average APR	4.150%	4.192%
Weighted Average Remaining Term	17.33	16.70
Number of Receivables Outstanding	16,705	15,827
Pool Balance	$110,622,426.04	$100,324,977.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,515,973.32	$97,607,049.08
Pool Factor	0.0671988	0.0609435

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$2,717,928.46
Targeted Overcollateralization Amount	$2,717,928.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,717,928.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		99	$143,387.96
(Recoveries)		118	$50,085.28
Net Loss for Current Collection Period			$93,302.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0121%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2802%
Second Preceding Collection Period			0.2607%
Preceding Collection Period			1.2029%
Current Collection Period			1.0615%
Four Month Average (Current and Preceding Three Collection Periods)			0.7013%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,758	$12,143,951.27
(Cumulative Recoveries)			$2,359,063.02
Cumulative Net Loss for All Collection Periods			$9,784,888.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5944%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,109.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,699.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.86%	315	$2,869,288.46
61-90 Days Delinquent	0.36%	36	$363,589.72
91-120 Days Delinquent	0.05%	4	$49,318.47
Over 120 Days Delinquent	0.78%	52	$786,888.19
Total Delinquent Receivables	4.06%	407	$4,069,084.84

Repossession Inventory:
Repossessed in the Current Collection Period		10	$107,839.12
Total Repossessed Inventory		22	$231,026.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5454%
Preceding Collection Period			0.5926%
Current Collection Period			0.5813%
Three Month Average			0.5731%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer